Defined Benefit Plans - Summary of Expected Guaranteed Premiums and Management Fees Net Defined Benefit Liability Asset (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Remeasurements of the defined benefit obligations:
End Balance	€ 9	€ 20
Aegon Ltd. [member]
Remeasurements of the defined benefit obligations:
Transfer from AEN	53
End Balance	5
Aegon Ltd. [member] | Present value of the expected guaranteed premiums and management fees [member]
Remeasurements of the defined benefit obligations:
- Actuarial gains and losses arising from changes in financial assumptions	5
Benefits paid	(1)
Transfer from AEN	40
End Balance	€ 44